Components Of Long-Term Debt (Parenthetical) (Detail) (6.25% Senior Notes Due 2017)	Dec. 31, 2013	Dec. 31, 2012	Aug. 21, 2012
6.25% Senior Notes Due 2017
Debt Instrument [Line Items]
Senior notes, maturity year	2017	2017	2017
Interest rate of the debt instruments	6.25%	6.25%	6.25%